Document and Entity Information	Oct. 24, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	KIMCO REALTY CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	1-10899
Entity Tax Identification Number	13-2744380
Entity Address, Address Line One	3333 New Hyde Park Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	New Hyde Park
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11042
City Area Code	516
Local Phone Number	869-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000879101
5.500% Class J Cumulative Redeemable, Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.500% Class J Cumulative Redeemable, Preferred Stock
Trading Symbol	KIMprJ
Security Exchange Name	NYSE
Common Stock, par value $.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KIM
Security Exchange Name	NYSE
5.250% Class M Cumulative Redeemable, Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.250% Class M Cumulative Redeemable, Preferred Stock
Trading Symbol	KIMprM
Security Exchange Name	NYSE
5.125% Class L Cumulative Redeemable, Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.125% Class L Cumulative Redeemable, Preferred Stock
Trading Symbol	KIMprL
Security Exchange Name	NYSE